Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

Year Ended December 31,	2017		2016		2015
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	3,591	$45.32	3,092	$43.51	2,422	$42.39
Granted	698	$59.07	899	$48.80	700	$47.59
Exercised	(183)	$38.56	(400)	$39.19	(10)	$42.34
Canceled	—	—	—	—	(20)	$50.63

Outstanding at end of year	4,106	$47.96	3,591	$45.32	3,092	$43.51

Options exercisable at end of year	1,809	$43.39	1,557	$40.80	1,531	$39.35

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2017 (shares in thousands):

	Options Outstanding
Exercise Price	Options Outstanding	Options Exercisable	Weighted- Average Remaining Contractual Life
$35.76	426	426	4.4 years
$42.34	442	442	3.4 years
$44.51	506	506	5.4 years
$47.59	700	—	7.4 years
$48.80	899	—	8.4 years
$50.63	435	435	6.4 years
$59.07	698	—	9.4 years

$35.76 - $59.07	4,106	1,809	6.9 years

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2017	2016	2015
Exercise price	$59.07	$48.80	$47.59
Expected dividend yield	2.56%	3.07%	3.13%
Expected stock price volatility	26.53%	26.14%	33.32%
Risk-free interest rate	2.02%	1.67%	1.86%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's RSU Activity

A summary of Nucor’s RSU activity is as follows (shares in thousands):

Year Ended December 31,	2017		2016		2015
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,040	$48.47	1,031	$47.93	1,012	$45.98
Granted	721	$59.07	723	$48.80	790	$47.59
Vested	(677)	$53.17	(681)	$48.09	(756)	$44.99
Canceled	(13)	$50.21	(33)	$46.44	(15)	$46.61

Unvested at end of year	1,071	$52.62	1,040	$48.47	1,031	$47.93

Shares reserved for future grants (stock options and RSUs)	7,259		8,706		10,349

Summary of Nucor's Restricted Stock Activity under AIP and LTIP

A summary of Nucor’s restricted stock activity under the AIP and the LTIP is as follows (shares in thousands):

	2017		2016		2015
Year Ended December 31,	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	67	$45.77	63	$48.07	65	$48.20
Granted	172	$60.62	123	$44.03	136	$47.07
Vested	(148)	$51.72	(116)	$45.16	(138)	$47.15
Canceled	—	—	(3)	$45.75	—	—

Unvested at end of year	91	$54.50	67	$45.77	63	$48.07

Shares reserved for future grants	683		855		975